Notes Payable (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of note payable

Note payable consists of the following at March 31, 2015 and December 31, 2014:

	2015	2014
Note payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	26,030	26,831
Total note payable	26,030	26,831
Less current portion	(3,715)	(3,560)
Long-term portion of note payable	$22,315	$23,271

Notes payable consists of the following at December 31:

	2014	2013
Unsecured note payable bearing interest at 7.00%. The note is payable in monthly interest only payments from May 1, 2012 through May 1, 2013, followed by principal and interest payments through May 1, 2015. Paid in full during 2014.	$-	$2,301
Unsecured note payable bearing interest at 6.00%. The note is payable in monthly principal plus interest payments of $1,079 beginning March 1, 2014. During 2014, this note payable was increased to $50,000 and the unpaid principal balance of $46,853 was converted to equity.	-	30,000
Note payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	26,831	-
Total notes payable	26,831	32,301
Less current portion	(3,560)	(2,301)
Long-term portion of notes payable	$23,271	$30,000

Annual principal repayments on notes payable	Future annual principal repayments on notes payable are as follows for the years ended December 31:
2015	$3,560
2016	3,944
2017	4,271
2018	4,625
2019	5,008
Thereafter	5,423
Total	$26,831